Offerings - Offering: 1	Nov. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 10,816,411.16
Fee Rate	0.0087%
Amount of Registration Fee	$ 941.03
Offering Note	Calculated solely for purposes of determining the amount of the filing fee. This amount is based upon the offer to purchase up to 709,272.863 shares of common stock, par value $0.001 per share, of Stellus Private Credit BDC at a price equal to $15.25 per share, which represents the Registrant's net asset value as of June 30, 2026. The amount of the filing fee, calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026, equals 0.00008700 of the value of the transaction. The Registrant paid a filing fee of $1,030.53 in connection with the Registrant's Schedule TO-I filed on August 3, 2026, as amended on August 6, 2026 and September 1, 2026 (File No. 005-93645), of which $578.01 remained unutilized and was used to partially offset the filing fee in relation to this filing.